Commitments, Leases and Contingencies	12 Months Ended
Sep. 28, 2024
Commitments, Leases and Contingencies [Abstract]
Commitments, Leases and Contingencies

6.  Commitments, Leases and Contingencies

The Company has various purchase commitments for raw materials, supplies and property and equipment incidental to the ordinary conduct of business.

Collective Bargaining Agreements

At the end of fiscal 2024, we employed approximately 36,000 employees, and approximately 14% of those employees were covered by collective bargaining agreements. The majority of these agreements are due for renegotiation annually.

Leases

Supplemental lease information is as follows:

Leases	Classification	2024	2023
Operating leases:
Operating lease right-of-use assets	Right-of-use asset	$602	$573
Current operating lease liabilities	Other current liabilities	123	105
Noncurrent operating lease liabilities	Operating lease liability	495	484
Finance leases:
Finance lease right-of-use assets	Property, plant, and equipment, net	$27	$23
Current finance lease liabilities	Current portion of long-term debt	6	7
Noncurrent finance lease liabilities	Long-term debt, less current portion	23	19

Lease Type	Cash Flow Classification	Lease Expense Category	2024	2023
Operating leases	Operating cash flows	Lease cost	$133	$129
Finance leases	Operating cash flows	Interest expense	2	1
Finance leases	Financing cash flows	—	7	5
Finance leases	—	Amortization of right-of-use assets	6	6

	2024	2023
Weighted-average remaining lease term - operating leases	9 years	10 years
Weighted-average remaining lease term - finance leases	6 years	3 years
Weighted-average discount rate - operating leases	5.3%	5.1%
Weighted-average discount rate - finance leases	5.8%	4.5%

Right-of-use assets obtained in exchange for new operating lease liabilities were $98 million for fiscal 2024.

Litigation

The Company is party to various legal proceedings involving routine claims which are incidental to its business. Although the Company’s legal and financial liability with respect to such proceedings cannot be estimated with certainty, the Company believes that any ultimate liability would not be material to its financial position, results of operations or cash flows.